UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22967

Nuveen Minnesota Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Minnesota Municipal Income Fund (NMS)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 157.3% (98.9% of Total Investments)

	MUNICIPAL BONDS – 157.3% (98.9% of Total Investments)

	Consumer Staples – 0.9% (0.5% of Total Investments)
$ 700	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company	7/20 at 100.00	BBB+	$ 785,939
	Project, Series 2010, 5.650%, 6/01/27
	Education and Civic Organizations – 27.6% (17.4% of Total Investments)
390	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series	No Opt. Call	BBB–	420,806
	2012A, 5.000%, 6/01/43
50	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,	7/24 at 102.00	N/R	53,151
	Series 2016A, 5.000%, 7/01/36
830	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy	No Opt. Call	BBB–	894,209
	Building Company, Series 2012A, 5.000%, 12/01/43
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	272,078
	2015A, 5.250%, 7/01/40
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/18 at 102.00	BBB–	1,064,770
	Schools Academy, Series 2010A, 5.600%, 11/01/30
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 100.00	BB+	633,304
	Academy, Series 2014A, 5.750%, 8/01/44
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing	7/26 at 100.00	N/R	97,249
	Arts Project, Series 2016A, 5.000%, 7/01/47
2,200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A,	7/24 at 100.00	BB+	2,301,376
	5.000%, 7/01/44
1,575	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series	7/26 at 100.00	N/R	1,577,615
	2016A, 5.000%, 7/01/46
1,425	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series	7/23 at 100.00	BB	1,561,729
	2013A, 6.000%, 7/01/43
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding
	Series 2007-6-R:
500	5.500%, 5/01/24	5/17 at 100.00	N/R	508,465
1,000	5.500%, 5/01/27	5/17 at 100.00	N/R	1,015,600
200	5.500%, 5/01/37	5/17 at 100.00	N/R	202,842
305	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict,	3/26 at 100.00	Baa1	332,157
	Series 2016-8K, 4.000%, 3/01/43
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series	No Opt. Call	Aa3	620,304
	2012-7S, 3.250%, 5/01/36
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series	10/26 at 100.00	A1	569,110
	2016-8-N, 4.000%, 10/01/35 (WI/DD, Settling 9/15/16)
2,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	10/19 at 100.00	A2	2,225,660
	Series 2009-7A, 5.000%, 10/01/39
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project,	9/24 at 100.00	BB+	747,906
	Series 2014A, 5.000%, 9/01/44
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series	12/21 at 100.00	BBB–	495,063
	2004A, 5.500%, 12/01/33
310	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ? Saint Mary’s School	No Opt. Call	BB	336,028
	Project, Series 2015, 5.000%, 8/01/22
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	529,060
	Hmong Education Reform Company, Series 2012A, 5.250%, 9/01/32
1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/21 at 100.00	BBB–	1,263,207
	Nova Classical Academy, Series 2011A, 6.375%, 9/01/31
	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,
	Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	379,490
510	5.375%, 7/01/50	7/25 at 100.00	BB	539,152
1,680	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	No Opt. Call	BB+	1,759,027
	Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue	10/17 at 100.00	A3	521,450
	Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul	3/23 at 100.00	BBB–	408,607
	Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43
800	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	12/22 at 100.00	BBB–	860,808
	Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33
2,000	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	2,353,380
22,800	Total Education and Civic Organizations			24,543,603
	Health Care – 22.7% (14.3% of Total Investments)
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,012,740
	Refunding Series 2007, 5.000%, 6/01/29
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services
	Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	432,112
230	4.000%, 4/01/31	4/22 at 100.00	BBB	246,445
3,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities	7/25 at 100.00	A	3,323,249
	Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A, 4.000%, 7/01/35
	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital
	Corporation, Series 2007:
20	5.000%, 5/01/20	5/17 at 100.00	Baa1	20,589
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,027,930
500	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health	9/25 at 100.00	Baa1	541,440
	Care, Series 2015, 4.000%, 9/01/35
450	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	501,552
	2008B, 6.500%, 11/15/38 – AGC Insured
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services,
	Series 2015A:
265	4.000%, 11/15/40	11/25 at 100.00	A+	288,283
1,000	5.000%, 11/15/44	11/25 at 100.00	A+	1,188,560
3,750	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds,	2/18 at 100.00	AA	3,926,587
	Essentia Health Obligated Group, Series 2008E, 5.000%, 2/15/37 – AGC Insured
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding	12/20 at 100.00	N/R	731,882
	Series 2013A, 4.400%, 12/01/33
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C:
240	4.500%, 12/01/25	12/20 at 100.00	N/R	254,311
190	4.750%, 12/01/27	12/20 at 100.00	N/R	202,411
160	5.000%, 12/01/28	12/20 at 100.00	N/R	170,461
310	5.400%, 12/01/33	12/20 at 100.00	N/R	333,436
30	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	A1	34,009
	2010A, 5.125%, 5/01/30
500	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A,	5/26 at 100.00	A1	558,345
	4.000%, 5/01/37
1,625	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina	11/19 at 100.00	AA–	1,841,564
	Health System, Series 2009A-1, 5.250%, 11/15/29
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	11/16 at 100.00	N/R	1,001,140
	Project, Series 2007-1, 5.000%, 8/01/36
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical
	Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	846,863
630	5.000%, 9/01/34	9/24 at 100.00	A	746,821
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
225	5.000%, 11/15/23	No Opt. Call	BBB–	271,717
580	5.000%, 11/15/44	11/25 at 100.00	BBB–	686,250
18,580	Total Health Care			20,188,697
	Housing/Multifamily – 4.6% (2.9% of Total Investments)
1,700	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project,	6/20 at 100.00	Aaa	1,843,582
	Series 2010, 4.500%, 6/01/26
	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2011:
355	5.050%, 8/01/31	8/21 at 100.00	AA+	394,824
1,700	5.450%, 8/01/41	8/21 at 100.00	AA+	1,884,926
3,755	Total Housing/Multifamily			4,123,332
	Housing/Single Family – 1.8% (1.1% of Total Investments)
139	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	11/16 at 100.00	AA+	142,191
	City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)
215	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities	7/21 at 100.00	Aaa	236,197
	Program, Series 2011D, 4.700%, 1/01/31
180	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%,	1/18 at 100.00	AA+	187,958
	7/01/33 (Alternative Minimum Tax)
595	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2009E,	7/19 at 100.00	AA+	629,504
	5.100%, 1/01/40
80	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C,	1/23 at 100.00	AA+	83,091
	3.900%, 7/01/43
65	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C,	7/24 at 100.00	AA+	68,931
	3.500%, 1/01/32
240	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F,	7/25 at 100.00	AA+	256,015
	3.300%, 7/01/29
1,514	Total Housing/Single Family			1,603,887
	Industrials – 2.4% (1.6% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund
	Series 2013-1:
1,400	4.500%, 6/01/33	6/21 at 100.00	A+	1,531,194
600	4.750%, 6/01/39	6/21 at 100.00	A+	661,788
2,000	Total Industrials			2,192,982
	Long-Term Care – 15.9% (10.0% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc.	11/24 at 100.00	N/R	859,168
	Project, Series 2014, 5.125%, 11/01/49
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation	11/24 at 100.00	A3	413,797
	Project, Series 2014, 4.000%, 11/01/39
500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project,	11/19 at 100.00	A3	539,000
	Series 2011, 5.000%, 11/01/41
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding	7/20 at 100.00	N/R	911,593
	Series 2013, 5.200%, 3/01/43
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding
	Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	184,319
850	5.250%, 1/01/46	1/23 at 100.00	N/R	888,072
405	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project,	11/16 at 100.00	N/R	405,454
	Series 2006A, 5.000%, 12/01/31
500	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker	8/22 at 100.00	N/R	514,060
	Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/51 (WI/DD, Settling 9/15/16)
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series	11/22 at 100.00	N/R	1,436,738
	2012, 4.750%, 11/15/28
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen Abiitan Mill	5/23 at 100.00	N/R	791,760
	City Project, Series 2015, 5.250%, 11/01/45
1,000	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Eventide	11/16 at 100.00	N/R	1,001,310
	Senior Housing, Series 2006A, 5.150%, 6/01/29
1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home	6/26 at 100.00	N/R	1,301,430
	Project, Series 2016B, 0.000%, 6/01/49
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care	5/23 at 100.00	N/R	537,465
	Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48
1,231	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds,	4/17 at 100.00	N/R	1,245,303
	Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33
900	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard	10/17 at 100.00	N/R	914,175
	Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care	No Opt. Call	N/R	105,136
	Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42
585	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd	1/23 at 100.00	N/R	611,676
	Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39
330	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series	5/19 at 102.00	N/R	359,654
	2012A, 6.000%, 5/01/47
1,000	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC	9/19 at 100.00	N/R	1,070,300
	Project, Series 2011A, 7.000%, 9/01/46
13,536	Total Long-Term Care			14,090,410
	Materials – 2.7% (1.7% of Total Investments)
2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	2,398,913
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 25.5% (16.0% of Total Investments)
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds,	2/25 at 67.23	AA+	163,497
	School Building Series 2015A, 0.000%, 2/01/35
1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General	2/25 at 100.00	Aa2	1,104,410
	Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36
1,000	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School	2/26 at 100.00	Aa2	1,032,900
	Building Series 2016A, 3.000%, 2/01/35
1,085	Ely Housing and Redevelopment Authority, Minnesota, Governmental Housing Revenue Bonds,	11/24 at 100.00	AA+	1,089,666
	Saint Louis County General Obligation, Refunding Series 2016A, 3.000%, 11/01/41 (WI/DD,
	Settling 9/14/16)
700	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation	2/26 at 100.00	AA+	713,930
	Bonds, School Building Series 2016A, 3.125%, 2/01/39
620	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	797,016
	Alternative Facility, Series 2016B, 5.000%, 2/01/27
1,000	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2008D, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,011,170
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School
	Building Series 2015A:
940	0.000%, 2/01/37	No Opt. Call	Aa2	409,868
1,075	0.000%, 2/01/38	No Opt. Call	Aa2	447,759
1,500	Independent School District 2310(Sibley East), Minnesota, General Obligation School Building	2/25 at 100.00	Aa2	1,654,230
	Bonds, Series 2015A, 4.000%, 2/01/40
500	Little Falls Independent School District 482, Minnesota, General Obligation Bonds, Series	8/26 at 100.00	Aa2	495,625
	2016A, 2.625%, 2/01/37
1,500	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	2/24 at 100.00	AA+	1,711,365
	Series 2014A, 4.000%, 2/01/30
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund	6/17 at 100.00	A+	1,024,490
	Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)
1,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	1,021,770
	Refunding School Building Series 2016A, 3.000%, 2/01/36
700	Mountain Iron-Buhl Independent School District 712, St. Louis County, Minnesota, General	2/26 at 100.00	Aa2	718,522
	Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/35
1,000	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A,	2/24 at 100.00	Aa2	1,021,790
	3.000%, 2/01/35
350	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation	2/25 at 100.00	Aa2	366,100
	Bonds, Series 2015A, 3.125%, 2/01/34
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School	2/26 at 100.00	AA+	1,125,150
	Building Series 2015B, 4.000%, 2/01/45
1,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds,	2/25 at 62.98	Aa2	485,890
	School Building Capital Appreciation Series 2016B, 0.000%, 2/01/39
2,000	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds,	2/26 at 100.00	Aa2	2,027,900
	Refunding School Building Series 2016A, 3.000%, 2/01/35
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds,	2/23 at 100.00	AAA	2,118,794
	School Building Series 2014A, 3.500%, 2/01/31
2,000	Westonka Independent School District 277, Hennepin County, Minnesota, General Obligation	2/26 at 100.00	Aa2	2,086,840
	Bonds, Series 2016A., 3.000%, 2/01/32
23,240	Total Tax Obligation/General			22,628,682
	Tax Obligation/Limited – 12.7% (8.0% of Total Investments)
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of Participation,	2/23 at 100.00	A+	1,081,620
	Series 2015A, 4.000%, 2/01/41
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital	2/22 at 77.70	Aa2	1,101,856
	Appreciation Series 2012A, 0.000%, 2/01/28 – AGM Insured
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series	3/23 at 100.00	N/R	129,566
	2015, 4.000%, 3/01/30
500	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015,	3/24 at 100.00	N/R	548,320
	5.000%, 3/01/29
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011,	8/21 at 100.00	AA	2,576,810
	5.000%, 8/01/31
520	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	11/16 at 100.00	N/R	520,187
1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	1,073,480
	Certificates of Participation, Series 2015A, 3.750%, 2/01/36
750	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota,	2/25 at 100.00	A1	819,413
	Certificates of Participation, Series 2015B, 4.000%, 2/01/42
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,
	2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	473,951
895	5.250%, 4/01/43	4/23 at 100.00	N/R	928,715
500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue	12/17 at 100.00	AA+	525,940
	Bonds, Jimmy Lee Recreational Center, Series 2008, 5.000%, 12/01/32
	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment
	Revenue Refunding Bonds, Series 2012:
450	5.000%, 9/01/26	No Opt. Call	N/R	482,693
130	5.000%, 3/01/29	No Opt. Call	N/R	138,774
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	860,568
10,955	Total Tax Obligation/Limited			11,261,893
	Transportation – 1.2% (0.8% of Total Investments)
225	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	A+	241,394
	Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)
800	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking	8/18 at 102.00	A+	873,048
	Facilities Project, Refunding Series 2010A, 5.000%, 8/01/30
1,025	Total Transportation			1,114,442
	U.S. Guaranteed – 12.9% (8.1% of Total Investments) (4)
1,600	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General	2/18 at 100.00	Aa2 (4)	1,691,136
	Obligation Bonds, Series 2008A, 4.750%, 2/01/24 (Pre-refunded 2/01/18)
85	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA (4)	95,906
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
2,675	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	3,025,504
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
1,000	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010,	8/18 at 100.00	N/R (4)	1,068,520
	4.250%, 8/01/20 (Pre-refunded 8/01/18)
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas,	4/17 at 100.00	A2 (4)	1,027,660
	Series 2009-6X, 5.250%, 4/01/39 (Pre-refunded 4/01/17)
470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series	5/20 at 100.00	N/R (4)	543,334
	2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)
2,215	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,529,929
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
1,430	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	1,444,271
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
10,475	Total U.S. Guaranteed			11,426,260
	Utilities – 20.8% (13.0% of Total Investments)
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A,	10/24 at 100.00	A2	550,345
	4.000%, 10/01/33
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
1,310	4.000%, 10/01/41	10/26 at 100.00	A2	1,469,257
615	5.000%, 10/01/47	10/26 at 100.00	A2	749,740
	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding
	Series 2008A:
300	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	316,923
1,000	5.000%, 1/01/20 – AGC Insured	1/18 at 100.00	AA	1,053,790
1,000	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	1,054,070
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds,
	Series 1994A:
8,600	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	8,340,964
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	989,098
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	2,704,700
135	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	114,261
1,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A,	1/24 at 100.00	Aa3	1,102,730
	4.000%, 1/01/40
18,630	Total Utilities			18,445,878
	Water and Sewer – 5.6% (3.5% of Total Investments)
	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Series 2009B:
1,800	0.000%, 10/01/21	4/19 at 89.45	AA+	1,582,290
1,800	0.000%, 10/01/22	4/19 at 85.14	AA+	1,502,352
1,800	0.000%, 10/01/23	4/19 at 80.85	AA+	1,423,854
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/26 at 100.00	A–	486,754
	Series 2016, 5.000%, 1/01/46
5,815	Total Water and Sewer			4,995,250
$ 135,675	Total Long-Term Investments (cost $128,951,786)			139,800,168

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.8% (1.1% of Total Investments)

	MUNICIPAL BONDS – 1.8% (1.1% of Total Investments)

	Housing/Single Family – 1.8% (1.1% of Total Investments)
$ 1,570	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand	11/16 at 100.00	VMIG–1	$ 1,570,000
	Obligations, Series 2007S, 0.730%, 7/01/38 (5)
$ 1,570	Total Short-Term Investments (cost $1,570,000)			1,570,000
	Total Investments (cost $130,521,786) – 159.1%			141,370,168
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (59.4)% (6)			(52,800,000)
	Other Assets Less Liabilities – 0.3%			266,015
	Net Assets Applicable to Common Shares – 100%			$ 88,836,183

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$139,800,168	$ —	$139,800,168
Short-Term Investments:
Municipal Bonds	—	1,570,000	—	1,570,000
Total	$ —	$141,370,168	$ —	$141,370,168

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $130,399,545.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$11,263,294
Depreciation	(292,671)
Net unrealized appreciation (depreciation) of investments	$10,970,623

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 37.3%.
(WI/DD)	Investment, or portion of investment, has been purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Minnesota Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016